Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other current assets
Fair value of swaps	$ 138
Claims receivable	954	$ 7,856
Advances to suppliers and other assets	3,365	3,784
Total	4,457	11,640
Hanjin Italy
Other current assets
Claims receivable	$ 700	$ 7,000